Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued or outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued and outstanding	50,160,758	45,337,092